T. ROWE PRICE Global Allocation Fund
January 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  6,865 85
Globant (USD) (1) 1,743 411
MercadoLibre (USD) (1) 617 1,056
Tenaris, ADR (USD)  1,455 47
Total Argentina (Cost
$547
)
1,599
AUSTRALIA 0.6%
Common Stocks 0.6%
ALS  6,155 51
ANZ Group Holdings  9,813 173
Bellevue Gold (1) 48,197 42
BHP Group  44,623 1,365
BHP Group (GBP)  12,843 393
BlueScope Steel  1,852 28
Capricorn Metals (1) 22,838 68
Challenger  16,161 69
Champion Iron  7,750 43
Cochlear  388 77
Downer EDI  25,464 69
Emerald Resources (1) 72,510 158
Frontier Digital Ventures (1) 222,607 68
Goodman Group  8,098 134
IGO  21,815 106
Macquarie Group  1,603 198
Northern Star Resources  26,946 231
oOh!media  66,161 69
Pilbara Minerals  106,144 242
Red 5 (1) 128,986 26
Reliance Worldwide  19,880 54
Rio Tinto  906 78
Scentre Group  183,181 364
South32  118,607 257
Worley  25,463 245
4,608
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 117
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 63

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 100
295
Total Australia (Cost
$3,799
)
4,903
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  15,667 807
Erste Group Bank  4,166 179
OMV  3,692 164
Schoeller-Bleckmann Oilfield Equipment  1,885 90
voestalpine  1,459 43
Total Austria (Cost
$1,037
)
1,283
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  41,214 151
Total Bahrain (Cost
$117
)
151
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  299,148 103
Square Pharmaceuticals  34,859 69
Total Bangladesh (Cost
$201
)
172
BELGIUM 0.0%
Common Stocks 0.0%
KBC Group  1,186 77
Shurgard Self Storage  2,216 103
Umicore  5,611 128
Warehouses De Pauw  2,157 63
Total Belgium (Cost
$374
)
371
BRAZIL 0.5%
Common Stocks 0.5%
B3  166,420 439
CI&T, Class A (USD) (1)(3) 6,558 29
Hypera  29,739 191
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,073 68

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Klabin  88,111 380
Localiza Rent a Car  61,542 676
Localiza Rent a Car, Rights, 2/6/24 (1) 200 1
Lojas Renner  35,670 116
Multiplan Empreendimentos Imobiliarios  8,116 46
Raia Drogasil  138,885 709
Suzano  6,819 71
Vale, ADR (USD)  37,042 507
WEG  34,038 222
XP, Class A (USD)  4,236 104
3,559
Preferred Stocks 0.0%
Marcopolo  52,539 84
84
Total Brazil (Cost
$3,253
)
3,643
CANADA 1.6%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (1) 800 19
19
Common Stocks 1.3%
Agnico Eagle Mines  1,875 92
Agnico Eagle Mines (USD)  1,110 55
Alamos Gold, Class A  8,379 101
Alamos Gold, Class A (USD)  3,615 44
Aritzia (1) 5,822 142
ATS (1) 2,371 101
Aya Gold & Silver (1) 10,905 84
B2Gold (USD)  12,024 34
Barrick Gold (USD)  6,286 98
Boardwalk Real Estate Investment Trust (3) 1,105 57
Brookfield  6,030 239
BRP  1,081 68
Cameco (USD)  2,942 141
Canadian Apartment Properties REIT  1,390 48
Canadian National Railway (USD)  1,566 194
Canadian Natural Resources  3,119 200
Canadian Pacific Kansas City (USD)  2,043 164
Cenovus Energy  8,846 143
Constellation Software  78 216
Constellation Software, Warrants, 3/31/40 (1)(4) 79 —
Definity Financial  11,185 325
dentalcorp Holdings (1) 9,562 47

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Descartes Systems Group (1) 2,421 212
Descartes Systems Group (USD) (1) 918 80
Element Fleet Management  29,392 496
Enbridge (USD) (3) 5,952 211
ERO Copper (1) 31,988 501
Exchange Income (3) 2,796 98
Filo (1) 9,429 145
First Quantum Minerals  5,161 47
Foran Mining (1) 6,614 19
Foran Mining (1) 8,382 26
Franco-Nevada  3,590 388
Franco-Nevada (USD)  2,539 275
G Mining Ventures (1) 27,615 40
Granite Real Estate Investment Trust (3) 744 40
Ivanhoe Mines, Class A (1) 30,690 322
Jamieson Wellness  4,227 97
K92 Mining (1) 13,033 62
Karora Resources (1) 27,099 84
Kinaxis (1) 511 62
Kinross Gold (USD) (3) 4,305 24
Lundin Gold  4,005 47
Magna International (USD) (3) 5,368 305
Maple Leaf Foods  4,505 86
National Bank of Canada  7,748 593
NGEx Minerals (1) 6,145 38
Nutrien (USD)  4,633 231
NuVista Energy (1) 10,751 83
Osisko Gold Royalties  4,088 60
Osisko Mining (1) 30,633 55
Osisko Mining, Warrants, 8/28/24 (1) 8,392 1
Parex Resources  2,167 36
Richelieu Hardware  2,930 95
Shopify, Class A (1) 3,414 273
Shopify, Class A (USD) (1) 4,857 389
Skeena Resources (1) 8,269 38
SNC-Lavalin Group (3) 4,049 134
Snowline Gold (1) 5,308 23
Spin Master  3,723 96
StorageVault Canada  44,038 176
Sun Life Financial  7,677 398
Suncor Energy  11,586 384
Teck Resources, Class B (USD)  5,585 223
TMX Group  8,888 220
Wesdome Gold Mines (1) 38,182 225
West Fraser Timber  1,027 82
Wheaton Precious Metals  6,930 325

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals (USD)  7,280 341
10,779
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 97
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 120
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 211
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 117
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 209
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 9
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 138
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  240,000 240
1,211
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 130
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 316
Province of Manitoba, Series GX, 2.60%, 4/16/24 (USD)  270,000 268
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 244
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 49
1,007
Total Canada (Cost
$11,415
)
13,016
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(4)(5) 1,810 432
Total Cayman Islands (Cost
$89
)
432
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  11,375 248
Sociedad Quimica y Minera de Chile, ADR (USD) (3) 381 16
264
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 212
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 195
407
Total Chile (Cost
$589
)
671

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 1.5%
Common Stocks 1.0%
58.com (USD) (1)(4) 5,864 —
Alibaba Group Holding (HKD)  29,820 267
Alibaba Group Holding, ADR (USD)  11,165 806
Aluminum Corp. of China, Class H (HKD)  28,000 14
ANT Group, Acquisition Date: 8/14/23, Cost $16 (USD) (1)(4)(5) 16,329 16
Atour Lifestyle Holdings, ADR (USD)  171 3
Baidu, ADR (USD) (1) 638 67
BeiGene, ADR (USD) (1)(3) 474 70
Beijing Enterprises Holdings (HKD)  19,000 69
BOE Varitronix (HKD)  47,000 30
Bosideng International Holdings (HKD)  110,000 50
China Hongqiao Group (HKD)  18,000 13
China Overseas Property Holdings (HKD)  80,000 53
China Resources Gas Group (HKD)  35,800 102
China Resources Mixc Lifestyle Services (HKD)  60,400 174
Fosun International (HKD)  49,500 26
H World Group (HKD)  48,700 153
Haier Smart Home, Class H (HKD)  32,600 92
Hesai Group, ADR (USD) (1) 810 5
JD Health International (HKD) (1) 10,650 35
Jiumaojiu International Holdings (HKD)  188,000 111
JOYY, ADR (USD)  1,181 36
Kanzhun, ADR (USD)  19,485 271
KE Holdings, ADR (USD)  34,790 493
Li Auto, ADR (USD) (1)(3) 18,322 507
Nongfu Spring, Class H (HKD)  40,200 218
PDD Holdings, ADR (USD) (1) 4,604 584
Ping An Insurance Group, Class H (HKD)  11,500 48
Shandong Weigao Group Medical Polymer, Class H (HKD)  98,400 63
Silergy (TWD)  4,000 49
Tencent Holdings (HKD)  35,954 1,248
Tsingtao Brewery, Class H (HKD)  16,000 91
Yangzijiang Shipbuilding Holdings (SGD)  211,200 264
Yum China Holdings (HKD)  3,550 122
Yum China Holdings (USD)  33,142 1,146
Zhongsheng Group Holdings (HKD)  276,500 467
Zijin Mining Group, Class H (HKD)  30,000 45
ZTO Express Cayman, ADR (USD)  14,213 233
8,041
Common Stocks - China A Shares 0.5%
Chacha Food, A Shares (CNH)  41,200 175

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
China Oilfield Services, A Shares (CNH)  56,200 120
CNOOC Energy Technology & Services, A Shares (CNH)  155,600 63
Fuyao Glass Industry Group, A Shares (CNH)  157,612 835
Hangcha Group, A Shares (CNH)  60,100 192
Hongfa Technology, A Shares (CNH)  62,800 196
Huali Industrial Group, A Shares (CNH)  9,000 66
Jason Furniture Hangzhou, A Shares (CNH)  24,094 114
Kweichow Moutai, A Shares (CNH)  1,160 259
Moon Environment Technology, A Shares (CNH)  27,900 41
NARI Technology, A Shares (CNH)  32,321 94
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  17,980 33
Shandong Pharmaceutical Glass, A Shares (CNH)  34,600 113
Shenzhen Inovance Technology, A Shares (CNH)  25,548 199
Shenzhen Megmeet Electrical, A Shares (CNH)  28,700 78
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  5,900 220
SUPCON Technology, A Shares (CNH)  5,534 27
Warom Technology, A Shares (CNH)  24,100 54
WUS Printed Circuit Kunshan, A Shares (CNH)  13,100 36
Yantai Jereh Oilfield Services Group, A Shares (CNH)  28,600 105
Yifeng Pharmacy Chain, A Shares (CNH)  119,147 628
YTO Express Group, A Shares (CNH)  24,100 37
Yunnan Aluminium, A Shares (CNH)  36,700 55
Zhejiang Dingli Machinery, A Shares (CNH)  25,000 179
ZWSOFT Guangzhou, A Shares (CNH)  11,874 119
4,038
Corporate Bonds 0.0%
Weibo, 3.50%, 7/5/24 (USD)  255,000 253
253
Total China (Cost
$14,639
)
12,332
COLOMBIA 0.0%
Common Stocks 0.0%
Bancolombia, ADR (USD)  1,170 37
Geopark (USD) (3) 4,325 38
Total Colombia (Cost
$74
)
75
DENMARK 0.4%
Common Stocks 0.3%
Coloplast, Class B  881 102
Genmab (1) 713 197
Novo Nordisk, ADR (USD)  2,389 274
Novo Nordisk, Class B  16,413 1,876

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Royal Unibrew  966 63
Zealand Pharma (1) 2,298 157
2,669
Corporate Bonds 0.1%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6) 335,000 328
328
Total Denmark (Cost
$2,247
)
2,997
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD) (1) 105,256 36
Total Egypt (Cost
$97
)
36
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  4,415 17
Total Estonia (Cost
$17
)
17
FINLAND 0.2%
Common Stocks 0.2%
Elisa  5,820 265
Mandatum (1) 13,796 62
Sampo, Class A  17,961 752
Stora Enso, Class R  14,908 190
Valmet  14,005 396
Total Finland (Cost
$1,436
)
1,665
FRANCE 1.8%
Common Stocks 1.7%
Air Liquide  2,589 484
Airbus  4,607 734
Alstom (3) 3,385 43
ArcelorMittal  8,188 225
AXA  26,603 893
BNP Paribas  6,858 461
Capgemini  667 148
Cie de Saint-Gobain  1,506 106
Coface  4,590 62
Dassault Aviation  1,081 205

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Edenred  6,232 372
Engie  38,975 623
Eramet  1,036 71
Esker  489 82
EssilorLuxottica  3,183 624
Eurofins Scientific  5,738 346
Euronext  4,670 411
Forvia (1) 2,687 46
Gaztransport Et Technigaz  988 139
Gecina  737 81
Kering  476 196
L'Oreal  789 378
Lectra  288 10
Legrand  3,097 300
LVMH Moet Hennessy Louis Vuitton  1,088 905
Nexity (3) 5,428 90
Remy Cointreau  2,302 233
Safran  2,738 511
Sanofi  8,773 879
Sartorius Stedim Biotech  1,591 429
Schneider Electric  226 44
SPIE  15,025 497
Teleperformance  920 144
Thales  918 134
Tikehau Capital  4,193 96
TotalEnergies  30,870 2,003
Ubisoft Entertainment (1) 3,048 67
Virbac  305 110
13,182
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6) 350,000 296
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 393
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 269
958
Total France (Cost
$10,406
)
14,140
GERMANY 1.5%
Common Stocks 1.4%
Adesso  516 52
BASF  5,652 270
Bayer  7,898 246
Covestro (1) 6,281 332
Daimler Truck Holding (7) 11,752 420

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Deutsche Boerse  421 84
Deutsche Post  2,581 124
Deutsche Telekom  42,052 1,032
Evotec (1) 10,783 165
flatexDEGIRO (1) 17,652 193
Fresenius  9,079 255
Hannover Rueck  1,296 311
Heidelberg Materials  903 83
Hypoport (1) 418 89
Infineon Technologies  1,158 42
KION Group  4,678 213
Knaus Tabbert  1,438 64
LEG Immobilien (1) 1,459 121
Mercedes-Benz Group  1,454 98
Merck  2,086 342
Munich Re  1,499 638
Nagarro (1)(3) 746 73
Puma  8,450 340
Redcare Pharmacy (1) 1,878 261
SAP  9,104 1,577
Schott Pharma (1) 4,925 192
Scout24  5,338 393
Siemens  13,968 2,501
Siemens Healthineers  6,004 334
Siltronic  1,796 169
Symrise  2,382 246
Zalando (1) 2,417 48
11,308
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD) (2) 155,000 149
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (2) 155,000 155
304
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  2,626 223
Sartorius (3) 841 307
Volkswagen  782 100
630
Total Germany (Cost
$9,622
)
12,242
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  150,400 1,180

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ASMPT  9,900 96
Budweiser Brewing APAC  149,700 236
CK Hutchison Holdings  11,500 59
Galaxy Entertainment Group  13,000 68
Hong Kong Exchanges & Clearing  2,700 82
Hongkong Land Holdings (USD)  14,200 44
Impro Precision Industries  201,000 64
Jardine Matheson Holdings (USD)  7,500 301
Kerry Properties  14,500 23
Samsonite International (1) 38,100 106
Sun Hung Kai Properties  11,083 103
Wharf Real Estate Investment  64,000 188
Total Hong Kong (Cost
$2,621
)
2,550
HUNGARY 0.0%
Common Stocks 0.0%
OTP Bank  6,437 298
Total Hungary (Cost
$188
)
298
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (1) 2,656 42
Marel  25,013 92
Total Iceland (Cost
$131
)
134
INDIA 1.1%
Common Stocks 1.1%
Asian Paints  8,217 292
Astral  5,995 132
Axis Bank  44,601 573
Blue Star  9,021 125
Computer Age Management Services  461 16
CreditAccess Grameen (1) 6,446 124
Dixon Technologies India  1,121 81
FSN E-Commerce Ventures (1) 19,029 37
HDFC Asset Management  6,526 282
HDFC Bank  43,772 770
HDFC Life Insurance  71,995 500
Hindalco Industries  3,081 21
Hindustan Unilever  9,035 269
ICICI Bank  38,775 479

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICICI Bank, ADR (USD)  3,691 90
Info Edge India  1,280 78
Infosys  43,141 858
Jio Financial Services (1) 21,714 65
Kotak Mahindra Bank  23,815 524
Larsen & Toubro  10,759 450
Nexus Select Trust  23,522 36
NTPC  64,664 248
Page Industries  181 81
Polycab India  1,871 98
Reliance Industries  32,038 1,099
Tata Consultancy Services  6,052 277
TeamLease Services (1) 1,975 68
Titan  3,947 176
Torrent Pharmaceuticals  2,753 83
Varun Beverages  4,705 72
Voltas  32,695 429
Zomato (1) 98,217 165
Total India (Cost
$6,733
)
8,598
INDONESIA 0.1%
Common Stocks 0.1%
Amman Mineral Internasional (1) 52,900 25
Bank Central Asia  1,135,800 687
Bank Mandiri Persero  494,100 208
Sarana Menara Nusantara  895,200 51
Sumber Alfaria Trijaya  1,041,400 175
Total Indonesia (Cost
$688
)
1,146
IRELAND 0.1%
Common Stocks 0.0%
Cairn Homes (GBP)  89,853 137
DCC (GBP)  2,747 200
Kenmare Resources (GBP)  7,190 29
366
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 139
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 271
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 69
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 215
694
Total Ireland (Cost
$983
)
1,060

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ITALY 0.6%
Common Stocks 0.6%
Amplifon  13,808 451
Ariston Holding  11,660 76
Banca Mediolanum  9,982 102
BFF Bank  11,563 125
Carel Industries  6,359 154
Davide Campari-Milano  21,060 213
De' Longhi  5,607 182
DiaSorin  1,041 96
Enel  79,739 544
Ermenegildo Zegna (USD)  16,661 203
Ferrari  599 209
FinecoBank Banca Fineco  9,424 136
GVS (1) 11,560 74
Interpump Group  930 46
Intesa Sanpaolo  161,322 497
Leonardo  7,135 124
Moncler  3,641 224
PRADA (HKD)  31,600 196
Prysmian  12,884 567
Stellantis  5,803 128
Technoprobe (1) 10,122 101
UniCredit  7,216 211
4,659
Corporate Bonds 0.0%
Enel Finance International, 1.875%, 7/12/28 (USD) (2) 200,000 176
176
Total Italy (Cost
$3,289
)
4,835
JAPAN 3.9%
Common Stocks 3.9%
Aida Engineering  8,200 47
Aiful  144,000 361
ARE Holdings  600 8
Asahi Group Holdings  3,200 119
Asahi Kasei  18,700 142
Astellas Pharma  35,900 418
Calbee  4,300 90
Central Japan Railway  5,200 130
Chugai Pharmaceutical  4,800 173

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Comforia Residential REIT (3) 17 36
CyberAgent  19,300 125
Daiei Kankyo  14,800 252
Daiichi Sankyo  10,600 317
Daikin Industries  1,900 304
Daiwabo Holdings  5,100 111
Denso  18,900 297
Dexerials  1,400 40
Disco  1,500 405
eGuarantee  2,800 36
Eiken Chemical  7,200 90
Electric Power Development  27,100 455
Fast Retailing  300 80
Fujitsu  700 97
Fukui Computer Holdings  1,700 30
Fukuoka Financial Group  2,500 61
Fuso Chemical  1,800 51
GMO Payment Gateway  1,500 91
Goldwin  700 47
Hamamatsu Photonics  6,900 273
Hanwa  7,300 267
Hikari Tsushin  2,800 488
Hitachi  8,300 652
Honda Motor  9,400 105
Horiba (3) 4,600 369
Hoshino Resorts REIT  7 24
Hoshizaki  5,500 200
Idec  5,500 110
IHI  8,300 159
Industrial & Infrastructure Fund Investment  38 34
Inpex  24,100 328
Internet Initiative Japan  9,900 192
Invincible Investment  210 86
Isetan Mitsukoshi Holdings  3,900 46
ITOCHU  12,700 576
JMDC  2,100 56
Kao  8,800 348
Katitas (3) 3,100 39
Keyence  1,100 492
Kirin Holdings (3) 7,900 114
Konica Minolta (1) 7,900 22
Kuraray  20,800 218
Kyoritsu Maintenance  600 25
LY  68,100 212
MatsukiyoCocokara  4,800 87
MEC  900 27

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Medley (1) 2,300 72
Mercari (1)(3) 1,700 28
METAWATER  6,000 87
MINEBEA MITSUMI  2,500 52
Mitsubishi  13,300 229
Mitsubishi Electric  41,700 619
Mitsubishi Estate  7,900 109
Mitsubishi HC Capital  18,500 131
Mitsubishi UFJ Financial Group  90,500 848
Mitsui Chemicals  8,900 262
Mitsui Fudosan  43,500 1,092
Mitsui Fudosan Logistics Park  28 84
Miura  8,000 146
Modec (1) 6,800 106
Murata Manufacturing  21,900 442
Musashi Seimitsu Industry  3,600 41
Nakanishi  4,200 69
Nexon  10,000 160
Nextage (3) 25,300 381
Nifco  1,600 42
Nippon Ceramic  2,500 45
Nippon Sanso Holdings  4,200 106
Nippon Seiki  10,300 95
Nippon Soda  5,700 220
Nippon Steel  18,500 445
Nippon Telegraph & Telephone  1,038,600 1,304
Nipro  18,200 147
Niterra  7,900 213
Nitori Holdings  1,700 222
Nomura Research Institute  3,800 116
NTT Data Group  25,600 369
Obara Group  6,200 169
Olympus  18,200 269
Omron  2,200 99
Oriental Land  4,700 175
ORIX  21,000 405
Otsuka Holdings  4,700 185
Panasonic Holdings  20,700 195
Persol Holdings  231,100 367
Plus Alpha Consulting  2,600 45
Recruit Holdings  17,000 671
Renesas Electronics (1) 9,900 162
Resona Holdings  7,000 39
Rohto Pharmaceutical  4,200 86
Sakata INX  14,800 143
Sankyu  1,700 64

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sanwa Holdings  4,500 69
Seibu Giken (3) 2,800 30
Seven & i Holdings  17,800 703
SHIFT (1) 800 144
Shimadzu  5,600 155
Shin-Etsu Chemical  13,100 516
SMC  300 167
SoftBank Group  2,900 125
Sompo Holdings  2,100 109
Sony Group  11,000 1,079
Stanley Electric  9,700 185
SUMCO  20,600 312
Sumitomo  16,300 375
Sumitomo Densetsu  7,900 163
Sumitomo Metal Mining  2,200 61
Sumitomo Mitsui Trust Holdings  5,600 115
Sumitomo Seika Chemicals  2,300 82
Suntory Beverage & Food  3,500 114
Suzuki Motor  8,600 386
Taiheiyo Cement  18,600 383
Takeda Pharmaceutical  2,700 79
Takeuchi Manufacturing  3,800 130
Takuma  5,400 64
TechnoPro Holdings  7,100 164
THK  5,200 100
TKP (1) 3,900 44
Tokai Carbon  27,500 193
Tokio Marine Holdings  23,400 617
Tokyo Century  7,600 84
Tokyo Electron  4,200 779
Tokyo Seimitsu  1,600 104
Tokyo Tatemono  14,700 227
Tokyu REIT (3) 26 30
Toyo Tire  11,200 185
Toyota Industries  4,400 372
Toyota Motor  41,200 823
TRYT (1) 12,700 52
Visional (1)(3) 2,200 138
Welcia Holdings  3,000 51
Yellow Hat  8,800 109
30,936
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6) 300,000 275
275
Total Japan (Cost
$23,863
)
31,211

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  9,038 129
Kaspi.KZ, ADR (USD)  3,755 344
NAC Kazatomprom, GDR (USD)  6,070 246
Total Kazakhstan (Cost
$475
)
719
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  77,300 19
Safaricom  61,600 5
Total Kenya (Cost
$35
)
24
LITHUANIA 0.0%
Common Stocks 0.0%
Baltic Classifieds Group (GBP)  41,704 128
Total Lithuania (Cost
$83
)
128
MALAYSIA 0.0%
Common Stocks 0.0%
CIMB Group Holdings  154,200 203
Total Malaysia (Cost
$181
)
203
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  56,673 37
Total Mauritius (Cost
$36
)
37
MEXICO 0.3%
Common Stocks 0.3%
Becle  36,513 68
Corp Inmobiliaria Vesta (3) 29,242 111
Corp. Inmobiliaria Vesta, ADR (USD) (3) 871 33
Gruma, Class B  13,735 257
Grupo Aeroportuario del Sureste, ADR (USD)  282 83
Grupo Financiero Banorte, Class O  27,542 280

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Grupo Mexico, Series B  66,977 345
Industrias Penoles (1)(3) 3,361 44
Vista Energy, ADR (USD) (1) 520 17
Wal-Mart de Mexico  184,696 763
2,001
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 149
149
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 256
256
Total Mexico (Cost
$1,935
)
2,406
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  3,103 150
Hightech Payment Systems  2,280 139
Label Vie  196 83
Total Morocco (Cost
$338
)
372
NETHERLANDS 1.3%
Common Stocks 1.2%
Aalberts  3,049 121
Adyen (1) 385 483
AerCap Holdings (USD) (1) 1,356 104
Akzo Nobel (7) 10,070 773
Argenx, ADR (USD) (1) 867 330
ASML Holding  3,344 2,901
ASML Holding (USD)  572 498
ASR Nederland  1,514 71
BE Semiconductor Industries  1,476 222
DSM-Firmenich  541 57
Heineken  10,052 1,011
IMCD  1,309 200
ING Groep  80,136 1,139
Koninklijke Philips (1) 18,313 387
Prosus  28,853 853
Signify  2,492 75
Universal Music Group  11,194 330
Van Lanschot Kempen, CVA  2,111 64
9,619

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 254
JDE Peet's, 1.375%, 1/15/27 (USD) (2) 290,000 261
NXP, 2.65%, 2/15/32 (USD)  375,000 313
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 74
902
Total Netherlands (Cost
$6,946
)
10,521
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  5,045 73
Total New Zealand (Cost
$14
)
73
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank  35,673 694
Equinor  24,781 709
Norsk Hydro  21,474 126
Seadrill (USD) (1) 8,339 360
Storebrand  52,400 471
Subsea 7  8,860 120
TGS  16,956 165
Total Norway (Cost
$1,939
)
2,645
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  40,274 57
Total Pakistan (Cost
$61
)
57
PANAMA 0.0%
Common Stocks 0.0%
Banco Latinoamericano de Comercio Exterior, Class E (USD)  2,233 54
54
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 24
24
Total Panama (Cost
$75
)
78

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.2%
Common Stocks 0.2%
Credicorp (USD)  1,651 245
InRetail Peru (USD)  1,548 55
Southern Copper (USD)  11,502 944
Total Peru (Cost
$1,106
)
1,244
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  141,672 365
Converge Information and Communications Technology
Solutions (1) 461,500 76
Jollibee Foods  64,980 293
SM Investments  6,360 101
Universal Robina  8,510 17
Total Philippines (Cost
$728
)
852
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 54
Total Poland (Cost
$55
)
54
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R (1) 168,756 49
Galp Energia  32,262 508
Jeronimo Martins  29,736 676
Total Portugal (Cost
$884
)
1,233
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  112,620 479
Total Qatar (Cost
$560
)
479

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  48,685 263
BRD-Groupe Societe Generale  13,429 51
OMV Petrom  1,370,423 173
Total Romania (Cost
$402
)
487
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (4) 80,680 —
Gazprom (1)(4) 31,212 —
MMC Norilsk Nickel (4) 311 —
Moscow Exchange (4) 51,640 —
Polyus (1)(4) 294 —
Total Russia (Cost
$481
)
—
SAUDI ARABIA 0.3%
Common Stocks 0.2%
Al Rajhi Bank  8,251 184
Arabian Internet & Communications Services  1,038 91
Nahdi Medical  3,484 131
Saudi Awwal Bank  18,778 179
Saudi Basic Industries  17,555 364
Saudi National Bank  81,882 884
1,833
Corporate Bonds 0.1%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 244
244
Total Saudi Arabia (Cost
$2,036
)
2,077
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  71,300 106
DBS Group Holdings  7,700 182
Mapletree Industrial Trust  31,200 57
Sea, ADR (USD) (1) 8,713 332
United Overseas Bank  20,400 430

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wilmar International  85,100 209
Total Singapore (Cost
$1,272
)
1,316
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  10,015 198
Total Slovenia (Cost
$132
)
198
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  2,263 96
Bid  9,129 221
Capitec Bank Holdings  4,724 503
Clicks Group  22,876 368
Gold Fields  2,389 35
Impala Platinum Holdings  16,342 63
Northam Platinum Holdings  12,779 86
Sibanye Stillwater  46,283 56
Woolworths Holdings  53,632 199
1,627
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 171
171
Total South Africa (Cost
$1,724
)
1,798
SOUTH KOREA 0.6%
Common Stocks 0.6%
Korea Zinc  106 38
KT (1) 6,484 172
KT, ADR (USD) (1) 6,405 84
LG Chem  2,172 704
Lotte Chemical (1) 632 62
NAVER (1) 1,235 184
Samsung Electronics  58,083 3,156
SK Hynix  3,648 365
Total South Korea (Cost
$3,484
)
4,765

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SPAIN 0.3%
Common Stocks 0.3%
Aedas Homes  4,638 89
Amadeus IT Group  15,282 1,071
Cellnex Telecom  1,176 45
CIE Automotive  2,092 55
Fluidra  15,537 336
Iberdrola (3) 52,814 636
Laboratorios Farmaceuticos Rovi  2,765 191
2,423
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 182
182
Total Spain (Cost
$1,965
)
2,605
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  16,310 447
Autoliv, SDR  2,313 250
Beijer Ref (3) 8,444 115
Boliden  15,035 399
Elekta, Class B  17,608 133
Essity, Class B  22,374 525
Hexagon, Class B  7,649 83
Millicom International Cellular, SDR (1) 3,429 59
Nordnet  6,833 107
Norva24 Group (1) 27,727 73
Olink Holding, ADR (USD) (1) 3,176 78
Sandvik  30,257 636
SSAB, Class A  6,523 51
Svenska Cellulosa, Class B  21,467 292
Svenska Handelsbanken, Class A  27,885 301
Swedbank, Class A  8,085 165
Telefonaktiebolaget LM Ericsson, Class B  61,566 341
Trelleborg, Class B  2,486 76
Total Sweden (Cost
$3,752
)
4,131
SWITZERLAND 1.3%
Common Stocks 1.2%
ABB  10,403 440

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Alcon  9,740 733
ams-OSRAM (1) 31,384 73
Barry Callebaut  93 136
Cie Financiere Richemont, Class A  4,855 721
DKSH Holding  2,131 149
Julius Baer Group  12,977 707
Montana Aerospace (1) 10,812 211
Nestle  12,031 1,371
Novartis  7,597 786
On Holding, Class A (USD) (1)(3) 6,543 174
Partners Group Holding  282 380
Roche Holding  2,993 852
Sandoz Group (1) 2,983 102
Sensirion Holding (1)(3) 614 51
SKAN Group  517 46
Sonova Holding  1,029 329
TE Connectivity (USD)  10,544 1,499
Tecan Group  254 97
UBS Group  4,972 149
Zurich Insurance Group  1,056 537
9,543
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 205
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6) 300,000 277
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(6) 200,000 149
631
Total Switzerland (Cost
$7,856
)
10,174
TAIWAN 0.9%
Common Stocks 0.9%
ASE Technology Holding  55,000 238
Chailease Holding  54,080 299
King Yuan Electronics  13,000 35
Largan Precision  1,000 79
MediaTek  16,000 494
Taiwan Semiconductor Manufacturing  263,000 5,265
Taiwan Semiconductor Manufacturing, ADR (USD)  4,933 557
Total Taiwan (Cost
$2,987
)
6,967
THAILAND 0.1%
Common Stocks 0.1%
Bangkok Dusit Medical Services, NVDR  265,900 206

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bumrungrad Hospital  32,900 223
CP ALL  34,400 51
Siam Cement  19,900 151
Total Thailand (Cost
$619
)
631
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
First Abu Dhabi Bank  57,343 229
Total United Arab Emirates (Cost
$157
)
229
UNITED KINGDOM 2.8%
Closed-End Mutual Funds 0.0%
Syncona (1) 33,100 49
49
Common Stocks 2.6%
Adriatic Metals, CDI (AUD) (1) 74,837 173
Airtel Africa  2,362 3
Amcor, CDI (AUD)  12,954 123
Anglo American  7,960 190
Ascential (1) 135,365 521
Ashtead Group  6,096 399
AstraZeneca  5,943 788
AstraZeneca, ADR (USD)  33,628 2,241
Auction Technology Group (1) 15,076 104
Barclays  42,102 78
Big Yellow Group  15,370 222
BP  123,143 719
BP, ADR (USD)  5,820 204
Bridgepoint Group  117,528 400
British American Tobacco  2,258 67
BT Group  53,712 76
Bunzl  4,840 197
Cab Payments Holdings (1) 50,301 51
Centamin  30,629 37
Central Asia Metals  43,602 92
Compass Group  15,125 417
Croda International  3,204 194
Derwent London  3,344 90
Diageo  8,878 321
Diploma  1,296 53
Dowlais Group  89,195 102
Endava, ADR (USD) (1)(3) 2,771 196

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Endeavour Mining (CAD) (3) 4,067 70
Experian  12,497 520
FD Technologies (1) 4,821 77
Funding Circle Holdings (1) 29,763 11
Genuit Group  20,865 112
Genus  4,485 130
Georgia Capital (1) 7,833 111
Glencore  69,592 368
Great Portland Estates  23,305 123
Greggs  7,982 269
GSK, ADR (USD)  10,040 396
Helios Towers (1) 112,213 112
Hiscox  11,346 149
HSBC Holdings  100,099 782
Immunocore Holdings, ADR (USD) (1) 580 42
Imperial Brands  7,727 186
Informa  28,316 278
InterContinental Hotels Group  510 48
Intermediate Capital Group  13,136 296
Investec  7,759 51
IQE (1) 286,423 72
Johnson Matthey  6,830 140
Keywords Studios  9,620 201
Kingfisher  94,354 262
Lloyds Banking Group  208,711 112
London Stock Exchange Group  4,822 545
Melrose Industries  39,635 295
National Grid  23,429 312
Next  3,010 321
Oxford Nanopore Technologies (1) 20,183 41
Pearson  6,190 76
Persimmon  17,609 324
Prudential  41,862 430
Renishaw  1,842 81
Rentokil Initial  7,379 38
Rio Tinto  5,359 371
Rolls-Royce Holdings (1) 71,570 272
Rotork  50,625 200
Segro  8,898 99
Shell  8,990 279
Shell, ADR (USD)  5,704 359
Smith & Nephew  29,836 417
Smiths Group  3,856 79
Spirax-Sarco Engineering  1,290 162
Standard Chartered  17,931 136
Taylor Wimpey  41,339 77

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Unilever (EUR)  2,234 109
Unilever  32,939 1,603
UNITE Group  4,187 54
Victrex  7,948 137
Vodafone Group, ADR (USD)  16,430 141
Watches of Switzerland Group (1) 15,079 71
Weir Group  5,129 118
WPP  41,365 400
Yellow Cake (1) 1,994 18
YouGov  19,714 291
20,832
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (1)(4)(5) 475 11
11
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 308
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 105
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2) 210,000 191
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 175
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 219
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2) 405,000 369
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 91
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD) (6) 200,000 182
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(6) 320,000 310
1,950
Total United Kingdom (Cost
$19,792
)
22,842
UNITED STATES 73.2%
Asset-Backed Securities 0.6%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  29,788 30
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 139
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (2) 100,000 101
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 104
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27 (2) 100,000 94
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 6.634%, 4/15/35 (2) 250,000 250

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 85
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 139
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M TSFR +
1.402%, 6.716%, 7/15/36 (2) 250,000 250
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 126,100 114
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (2) 127,075 111
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M TSFR +
1.382%, 6.749%, 5/20/34 (2) 250,000 250
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (2) 89,350 91
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (2) 89,350 91
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30 (2) 230,000 231
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  200,145 197
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 107
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%,
8/15/35 (2) 185,000 186
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 191
GM Financial Automobile Leasing Trust, Series 2023-1, Class C,
5.76%, 1/20/27  180,000 180
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 88
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 104,225 101
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 38,185 37
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%,
2/15/29 (2) 50,000 50
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 71,255 68
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 36,129 33
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 124,725 120
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 25,383 23
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 26,902 25
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62 (2) 147,830 134

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 60,477 61
Progress Residential Trust, Series 2020-SFR1, Class C, 2.183%,
4/17/37 (2) 100,000 96
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35%,
2/17/41 (2) 100,000 93
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 124,019 109
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 17,500 17
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M TSFR + 1.564%, 6.898%, 2/17/32 (2) 27,506 28
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 53,766 52
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 30,649 30
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 52,196 48
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 119,639 106
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (2) 232,539 234
4,494
Bond Mutual Funds 15.0%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.42% (8)(9) 2,088,062 16,224
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 5.43% (8)(9) 3,516,465 17,477
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.23% (8)(9) 4,693,275 30,929
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.85% (8)(9) 908,768 8,597
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.18% (8)(9) 2,604,077 20,312
T. Rowe Price International Bond Fund - I Class, 3.13% (8)(9) 3,468,852 24,906
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.16% (8)(9) 271,808 2,291
120,736
Common Stocks 30.7%
Acadia Realty Trust, REIT  11,035 188
Accenture, Class A  1,701 619
Adobe (1) 1,055 652
Advanced Micro Devices (1) 3,559 597
Agilent Technologies  6,288 818
Airbnb, Class A (1) 4,223 609
Alcoa  1,172 35
Alexandria Real Estate Equities, REIT  955 115
Align Technology (1) 98 26

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Allstate  9,493 1,474
Alphabet, Class A (1) 3,926 550
Alphabet, Class C (1) 47,695 6,763
Amazon.com (1) 52,298 8,117
Ameren  9,361 651
American Express  7,063 1,418
American Homes 4 Rent, Class A, REIT  9,366 328
American Tower, REIT  2,866 561
AMETEK  9,529 1,544
Amgen  4,093 1,286
Amphenol, Class A  15,896 1,607
Analog Devices  9,444 1,817
Apollo Global Management  2,175 218
Apple  50,603 9,331
Apple Hospitality REIT, REIT  9,180 147
Applied Materials  11,001 1,807
Atlassian, Class A (1) 603 151
AutoZone (1) 325 898
AvalonBay Communities, REIT  2,289 410
Baker Hughes  3,241 92
Ball  1,142 63
Bank of America  73,771 2,509
Berkshire Hathaway, Class B (1) 7,715 2,961
BILL Holdings (1) 3,506 274
Boeing (1) 1,339 283
Booking Holdings (1) 524 1,838
Booz Allen Hamilton Holding  7,464 1,051
Broadcom  517 610
Broadridge Financial Solutions  3,481 711
Cadence Design Systems (1) 2,561 739
Camden Property Trust, REIT  1,510 142
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(4)(5) 105 112
Carrier Global  16,758 917
Carvana (1)(3) 1,929 83
Caterpillar  146 44
Cava Group (1) 2,617 122
Cboe Global Markets  3,146 578
CBRE Group, Class A (1) 719 62
Celsius Holdings (1) 944 47
Cencora  13,697 3,187
CenterPoint Energy  931 26
Ceridian HCM Holding (1)(3) 4,603 320
CF Industries Holdings  1,247 94
Charles Schwab  19,673 1,238
Chesapeake Energy  726 56
Chevron  3,552 524

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Chipotle Mexican Grill (1) 257 619
Chubb  5,024 1,231
Cigna Group  1,840 554
Cintas  129 78
Citigroup  7,000 393
Cleveland-Cliffs (1) 2,131 43
CME Group  3,302 680
Coca-Cola  34,465 2,050
Colgate-Palmolive  20,900 1,760
Commercial Metals  799 42
Confluent, Class A (1) 6,882 154
ConocoPhillips  14,562 1,629
Constellation Energy  15,114 1,844
Corebridge Financial  11,229 271
Crowdstrike Holdings, Class A (1) 345 101
Crown Castle, REIT  1,348 146
CSX  78,133 2,789
CubeSmart, REIT  5,292 229
Cummins  7,430 1,778
Danaher  3,585 860
Datadog, Class A (1) 666 83
Deere  554 218
Diamondback Energy  9,861 1,516
Dollar General  1,764 233
Dominion Energy  723 33
DoorDash, Class A (1) 1,048 109
Douglas Emmett, REIT  4,915 67
Dover  1,055 158
East West Bancorp  4,935 359
EastGroup Properties, REIT  1,091 194
Elevance Health  8,017 3,956
Eli Lilly  4,884 3,153
EOG Resources  1,843 210
EPAM Systems (1) 75 21
EQT  50,291 1,780
Equinix, REIT  1,077 894
Equitrans Midstream  3,673 37
Equity LifeStyle Properties, REIT  16,664 1,128
Equity Residential, REIT  6,138 369
Essex Property Trust, REIT  1,611 376
Evercore, Class A  613 105
Expro Group Holdings (1) 2,089 37
Extra Space Storage, REIT  936 135
Exxon Mobil  19,430 1,998
Fair Isaac (1) 265 318

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 1
Federal Realty Investment Trust, REIT  263 27
FirstEnergy  1,007 37
Fiserv (1) 17,002 2,412
FleetCor Technologies (1) 1,729 501
FMC  3,098 174
Fortinet (1) 3,574 230
Freeport-McMoRan  32,654 1,296
FTI Consulting (1) 2,051 393
Gaming & Leisure Properties, REIT  3,051 139
GE HealthCare Technologies  9,029 662
General Dynamics  6,698 1,775
General Electric  13,884 1,839
Global Payments  9,162 1,221
GoDaddy, Class A (1) 371 40
Goldman Sachs Group  3,792 1,456
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 13
Halliburton  73,097 2,606
Hartford Financial Services Group  3,901 339
HB Fuller  650 49
HCA Healthcare  3,162 964
Healthcare Realty Trust, REIT  6,199 100
Hess  1,962 276
Hilton Worldwide Holdings  5,604 1,070
Hologic (1) 2,278 170
Home Depot  4,493 1,586
Honeywell International  5,362 1,085
Host Hotels & Resorts, REIT  4,863 93
Howmet Aerospace  2,192 123
Hubbell  724 243
Humana  494 187
Huntsman  1,911 47
IDEX  5,551 1,174
Insmed (1) 986 27
Intel  13,700 590
International Flavors & Fragrances  737 59
Intuit  715 451
Intuitive Surgical (1) 2,491 942
Ivanhoe Electric (1) 8,568 72
Johnson & Johnson  6,523 1,037
JPMorgan Chase  24,347 4,245
Karuna Therapeutics (1) 662 207
Kenvue  71,969 1,494
Keurig Dr Pepper  14,952 470
Kilroy Realty, REIT  3,472 124

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kimco Realty, REIT  3,477 70
Kinder Morgan  21,393 362
KLA  1,870 1,111
Kosmos Energy (1) 34,046 206
Kraft Heinz  1,018 38
L3Harris Technologies  3,280 684
Lam Research  1,060 875
Las Vegas Sands  16,119 789
Laureate Education  2,800 35
Liberty Media Corp-Liberty Formula One, Class C (1) 3,193 215
Linde  6,400 2,591
Louisiana-Pacific  809 54
LPL Financial Holdings  3,289 787
Lululemon Athletica (1) 393 178
Marathon Petroleum  1,180 195
Marriott International, Class A  2,494 598
Marsh & McLennan  7,120 1,380
Martin Marietta Materials  460 234
Mastercard, Class A  3,458 1,553
McDonald's  5,453 1,596
Medtronic  5,092 446
Merck  16,788 2,028
Meta Platforms, Class A (1) 9,211 3,594
MetLife  24,823 1,721
Micron Technology  21,207 1,818
Microsoft  39,991 15,900
Molina Healthcare (1) 3,307 1,179
Mondelez International, Class A  32,384 2,438
MongoDB (1) 528 211
Monolithic Power Systems  355 214
Morgan Stanley  1,899 166
MP Materials (1) 310 5
MSCI  82 49
Netflix (1) 4,486 2,531
Newmont  4,633 160
Newmont, CDI (AUD)  3,081 106
NextEra Energy  14,359 842
NIKE, Class B  926 94
Noble  1,404 62
Norfolk Southern  2,355 554
Norwegian Cruise Line Holdings (1)(3) 14,970 266
NOV  4,247 83
NRG Energy  2,611 138
Nucor  2,432 455
NVIDIA  13,168 8,102
NXP Semiconductors  8,840 1,861

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Old Dominion Freight Line  2,134 834
O'Reilly Automotive (1) 662 677
Packaging Corp. of America  459 76
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5) 21,572 9
Pebblebrook Hotel Trust, REIT  3,610 55
PepsiCo  3,283 553
PG&E  2,337 39
Phillips 66  1,772 256
Pinterest, Class A (1) 3,900 146
Pioneer Natural Resources  1,364 313
Planet Fitness, Class A (1) 4,108 278
PNC Financial Services Group  3,495 528
Procter & Gamble  13,963 2,194
Progressive  9,965 1,776
Prologis, REIT  11,334 1,436
Prothena (1) 479 14
Public Storage, REIT  6,745 1,910
QUALCOMM  11,187 1,661
Quanta Services  202 39
Quest Diagnostics  1,552 199
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 5
Range Resources  30,383 882
Rayonier, REIT  2,559 78
Regency Centers, REIT  6,600 414
Reliance Steel & Aluminum  831 237
Rexford Industrial Realty, REIT  6,915 364
Roper Technologies  1,544 829
Ross Stores  1,731 243
Royal Gold  707 81
RPM International  573 61
S&P Global  463 208
Saia (1) 270 122
Salesforce (1) 2,890 812
SBA Communications, REIT  984 220
Schlumberger  56,771 2,765
Service Corp International  4,176 280
ServiceNow (1) 1,865 1,427
Sherwin-Williams  956 291
Simon Property Group, REIT  4,005 555
SiteOne Landscape Supply (1) 659 102
SL Green Realty, REIT (3) 715 32
Snowflake, Class A (1) 429 84
Southern  5,215 363
Southwestern Energy (1) 49,930 322
Steel Dynamics  2,764 334

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
STERIS  2,475 542
Stryker  1,776 596
Sun Communities, REIT  1,308 164
Synopsys (1) 1,429 762
T-Mobile U.S.  16,363 2,638
Targa Resources  1,110 94
Target  4,145 576
TechnipFMC  8,726 169
Teleflex  213 52
Tenet Healthcare (1) 5,718 473
Terreno Realty, REIT  4,678 279
Tesla (1) 4,161 779
Texas Instruments  7,224 1,157
Thermo Fisher Scientific  5,922 3,192
TJX  1,796 170
Toro  721 67
Tractor Supply  4,201 944
TransDigm Group  101 110
Travelers  7,642 1,615
Uber Technologies (1) 11,777 769
Ulta Beauty (1) 2,358 1,184
Union Pacific  3,798 926
UnitedHealth Group  7,283 3,727
Valero Energy  1,104 153
Veeva Systems, Class A (1) 2,143 444
Ventas, REIT  6,228 289
Veralto  3,508 269
Vertex Pharmaceuticals (1) 1,747 757
Visa, Class A  20,064 5,483
Vulcan Materials  308 70
Walmart  11,526 1,905
Warrior Met Coal  1,673 107
Waste Connections  3,044 473
Wells Fargo  19,654 986
Welltower, REIT  5,793 501
West Pharmaceutical Services  507 189
Westinghouse Air Brake Technologies  12,784 1,682
Weyerhaeuser, REIT  22,472 736
Williams  30,636 1,062
WillScot Mobile Mini Holdings (1) 424 20
Zoetis  3,082 579
247,572
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,160 76

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 618 21
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 4
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 23
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)
(5) 348 26
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)(4)
(5) 927 68
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (1)(4)(5) 96 7
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 17
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 111
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (1)(4)(5) 2,843 122
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)
(4)(5) 2,783 37
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (1)(4)(5) 971 13
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 79
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5) 1,669 103
931
Corporate Bonds 2.8%
AbbVie, 2.95%, 11/21/26  145,000 139
AbbVie, 4.50%, 5/14/35  30,000 29
AHS Hospital, 5.024%, 7/1/45  20,000 20
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 101
Ally Financial, 2.20%, 11/2/28  120,000 103
Altria Group, 2.35%, 5/6/25  40,000 39
Amazon.com, 2.80%, 8/22/24  50,000 49
Ameren, 5.70%, 12/1/26  185,000 189

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  149,876 132
American Express, VR, 6.489%, 10/30/31 (6) 285,000 308
American Honda Finance, 0.75%, 8/9/24  260,000 254
American Tower, 1.45%, 9/15/26  355,000 324
Amphenol, 2.20%, 9/15/31  105,000 87
Amphenol, 4.75%, 3/30/26  25,000 25
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 205
Apple, 3.20%, 5/11/27  300,000 290
AT&T, 2.75%, 6/1/31  215,000 188
Autodesk, 2.40%, 12/15/31  135,000 114
AutoZone, 3.125%, 4/21/26  170,000 164
AutoZone, 3.75%, 6/1/27  70,000 68
Bank of America, 3.50%, 4/19/26  400,000 390
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 108
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 224
Banner Health, 1.897%, 1/1/31  65,000 54
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 103
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 176
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 25
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 92
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 187
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 75
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 35
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 26
Cardinal Health, 3.41%, 6/15/27  125,000 119
Cardinal Health, 3.75%, 9/15/25  80,000 78
Carvana, 12.00%, 12/1/28, (12.00% PIK) (2)(10) 17,000 15
Carvana, 13.00%, 6/1/30, (13.00% PIK) (2)(10) 26,000 23
Carvana, 14.00%, 6/1/31, (14.00% PIK) (2)(10) 31,000 28
Centra Health, 4.70%, 1/1/48  385,000 337
Charter Communications Operating, 4.908%, 7/23/25  50,000 50
Charter Communications Operating, 6.15%, 11/10/26  155,000 158
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 250
Cigna Group, 3.25%, 4/15/25  250,000 244
Citigroup, 4.45%, 9/29/27  70,000 68
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 306
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 96
CMS Energy, 4.875%, 3/1/44  25,000 23
CNO Global Funding, 2.65%, 1/6/29 (2) 315,000 272
CommonSpirit Health, 2.76%, 10/1/24  95,000 93
CommonSpirit Health, 2.782%, 10/1/30  50,000 44
Corebridge Financial, 4.40%, 4/5/52  375,000 314

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CRH America Finance, 3.95%, 4/4/28 (2) 400,000 388
Crown Castle, 2.10%, 4/1/31  250,000 204
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 27
CVS Health, 2.70%, 8/21/40  540,000 381
Discover Financial Services, 3.75%, 3/4/25  15,000 15
Elevance Health, 4.101%, 3/1/28  130,000 128
Elevance Health, 4.65%, 1/15/43  20,000 18
Energy Transfer, 5.25%, 4/15/29  120,000 121
ERAC USA Finance, 5.40%, 5/1/53 (2) 300,000 312
Essex Portfolio, 2.65%, 3/15/32  135,000 113
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30 (2) 200,000 176
Extra Space Storage, 4.00%, 6/15/29  145,000 138
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 71
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 64
Fiserv, 3.20%, 7/1/26  100,000 96
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 212
Ford Motor Credit, 7.122%, 11/7/33  200,000 214
GATX, 6.90%, 5/1/34  270,000 298
General Motors, 4.00%, 4/1/25  55,000 54
General Motors Financial, 2.40%, 4/10/28  305,000 274
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.50%, 1/23/25  300,000 295
Goldman Sachs Group, 3.85%, 1/26/27  115,000 112
Goldman Sachs Group, 5.15%, 5/22/45  15,000 15
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 168
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 96
Hasbro, 3.00%, 11/19/24  150,000 147
HCA, 4.125%, 6/15/29  235,000 222
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 28
Healthpeak, 2.125%, 12/1/28  80,000 70
Healthpeak, 2.875%, 1/15/31  45,000 39
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 95
Honeywell International, 1.10%, 3/1/27  275,000 249
Humana, 5.95%, 3/15/34  110,000 116
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 134
Hyundai Capital America, 1.65%, 9/17/26 (2) 180,000 165
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 52
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 207
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 123
Intercontinental Exchange, 3.75%, 12/1/25  75,000 73
Interpublic Group of Companies, 5.375%, 6/15/33  410,000 416
IQVIA, 6.25%, 2/1/29 (2) 50,000 52
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 218

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 140
Kentucky Utilities, 4.375%, 10/1/45  65,000 56
Keysight Technologies, 4.55%, 10/30/24  230,000 228
Kilroy Realty, 3.45%, 12/15/24  40,000 39
Kilroy Realty, 4.25%, 8/15/29  25,000 23
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 49
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 18
LYB International Finance II, 3.50%, 3/2/27  300,000 289
Marriott International, Series AA, 4.65%, 12/1/28  285,000 283
Mars, 4.75%, 4/20/33 (2) 125,000 125
Marsh & McLennan, 3.50%, 6/3/24  115,000 114
McDonald's, 1.45%, 9/1/25  65,000 62
McKesson, 5.25%, 2/15/26  370,000 370
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 100
Met Tower Global Funding, 1.25%, 9/14/26 (2) 245,000 224
Micron Technology, 4.185%, 2/15/27  181,000 177
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 107
Mississippi Power, 3.95%, 3/30/28  170,000 165
Moody's, 2.00%, 8/19/31  335,000 275
Morgan Stanley, 4.30%, 1/27/45  45,000 40
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 266
NiSource, 3.49%, 5/15/27  215,000 207
NiSource, 3.95%, 3/30/48  105,000 84
Northern Trust, 3.95%, 10/30/25  25,000 25
Nucor, 2.70%, 6/1/30  70,000 63
Nucor, 3.95%, 5/1/28  130,000 127
Omnicom Group, 3.65%, 11/1/24  50,000 49
O'Reilly Automotive, 3.60%, 9/1/27  145,000 139
O'Reilly Automotive, 5.75%, 11/20/26  35,000 36
PACCAR Financial, 0.90%, 11/8/24  415,000 402
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 249
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 338
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 196
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 75
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Principal Financial Group, 2.125%, 6/15/30  160,000 136
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Public Storage Operating, 1.95%, 11/9/28  150,000 134
Realty Income, 2.20%, 6/15/28  70,000 63
Regency Centers, 4.125%, 3/15/28  35,000 34
Republic Services, 3.375%, 11/15/27  230,000 221
Revvity, 1.90%, 9/15/28  230,000 200
Roper Technologies, 2.95%, 9/15/29  60,000 55

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Roper Technologies, 3.80%, 12/15/26  50,000 49
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 49
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 122
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 242
Sempra, 3.30%, 4/1/25  185,000 181
ServiceNow, 1.40%, 9/1/30  235,000 193
Simon Property Group, 2.65%, 2/1/32  340,000 290
Simon Property Group, 3.375%, 10/1/24  45,000 44
Spectra Energy Partners, 4.75%, 3/15/24  170,000 170
Synchrony Financial, 4.25%, 8/15/24  375,000 372
Texas Instruments, 1.125%, 9/15/26  80,000 74
Texas Instruments, 1.375%, 3/12/25  45,000 43
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 45
Trinity Health, 4.125%, 12/1/45  25,000 22
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,767 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  262,044 234
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
Verizon Communications, 1.68%, 10/30/30  28,000 23
Verizon Communications, 2.625%, 8/15/26  230,000 219
Waste Connections, 2.20%, 1/15/32  155,000 128
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 414
Willis North America, 3.60%, 5/15/24  40,000 40
Willis North America, 4.50%, 9/15/28  160,000 156
WP Carey, 3.85%, 7/15/29  115,000 109
22,843
Equity Mutual Funds 8.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
- I Class (9) 2,163,950 44,880
T. Rowe Price Multi-Strategy Total Return Fund - I Class (9) 2,334,528 21,711
66,591
Municipal Securities 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 238
California, Build America, GO, 7.625%, 3/1/40  35,000 44
California State Univ., Series B, 2.795%, 11/1/41  250,000 185
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 173
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 313
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 184
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 15
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 18

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 148
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 132
Metropolitan Transportation Auth., Series A-1, Build America,
5.871%, 11/15/39  15,000 16
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 167
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 75
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  125,000 141
New York State Dormitory Auth., Series F, Build America,
Unrefunded Portion, 5.628%, 3/15/39  15,000 16
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 20
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 16
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 24
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 103
2,052
Non-U.S. Government Mortgage-Backed Securities 0.8%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (2) 66,611 57
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66 (2) 21,826 19
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (2) 60,304 50
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (2) 219,443 215
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (2) 78,209 68
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.607%, 11/15/34 (2) 50,000 8
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM,
6.363%, 7/15/56  145,000 153
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (2) 150,000 118
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR + 1.118%,
6.451%, 10/15/36 (2) 225,000 218
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 63
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 52

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 71
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62 (2) 219,484 200
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 56,752 48
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M TSFR +
1.414%, 6.754%, 11/15/37 (2) 137,619 137
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 39
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 58
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 97
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 6.245%, 11/25/41 (2) 23,700 24
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 6.345%, 12/25/41 (2) 25,323 25
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.644%, 5/25/43 (2) 173,018 177
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 16,179 15
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.827%, 7/15/38 (2) 91,607 91
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  17,241 17
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  860,000 741
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  370,000 350
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  285,000 284
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  405,000 403
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 160
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 5,594 5
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.769%,
12/10/40 (2) 100,000 81
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.947%, 7.28%, 12/15/36 (2) 70,000 70
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 61
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 62
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  41,719 40
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39 (2) 100,000 86
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 32,583 29
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 38,585 35
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M TSFR + 0.944%, 6.00%, 8/25/50 (2) 8,766 8
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 15,583 14
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.548%, 4/15/38 (2) 213,914 212
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 19
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 34
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 82
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 147
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (2) 97,748 100
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (2) 131,863 110
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M TSFR + 2.109%, 7.443%, 11/15/38 (2) 295,000 232
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR
+ 1.214%, 6.55%, 10/25/59 (2) 8,951 9
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63 (2) 96,336 99
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.189%, 12/25/49 (2) 185,604 153
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 6,244 6
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M TSFR + 1.614%, 6.947%, 5/15/38 (2) 110,000 102
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 1,577 2
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 22,485 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.445%, 10/25/33 (2) 60,000 61
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.195%, 11/25/41 (2) 105,481 105
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 14,360 14
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
3.642%, 11/25/59 (2) 14,943 14
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (2) 30,181 29
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (2) 32,874 29
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (2) 221,649 192
Verus Securitization Trust, Series 2023-7, Class A2, CMO, STEP,
7.272%, 10/25/68 (2) 106,639 109
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (2) 115,253 115
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 40
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 97
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 73
6,703
Private Investment Companies 7.6%
Blackstone Partners Offshore Fund, Series E1 (4) 25,981 61,579
61,579
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,160
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 532
U.S. Treasury Bonds, 1.75%, 8/15/41  1,310,000 898
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 410
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 745
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,588
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 230
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,505
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 108
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 52
U.S. Treasury Bonds, 2.75%, 8/15/47 (11) 4,915,000 3,748
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 452
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 322
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 352
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 176
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 590

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 119
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 634
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 248
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 509
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 193
U.S. Treasury Bonds, 3.625%, 8/15/43  55,000 50
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 72
U.S. Treasury Bonds, 3.625%, 5/15/53  1,265,000 1,136
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 557
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 569
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 99
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 144
U.S. Treasury Bonds, 4.75%, 11/15/53  500,000 546
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  102,369 63
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  273,497 177
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  286,736 224
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  420,434 342
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  242,825 191
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  80,215 65
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  140,703 113
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  164,730 132
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  160,996 144
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  653,244 585
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  224,670 218
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  3,767,645 3,648
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  1,233,790 1,179
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  3,747,199 3,543
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  412,836 372
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  484,297 463
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  216,274 207
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  324,611 315
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  765,546 705
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  5,018,694 4,914
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  2,084,084 2,095
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,745,529 3,873
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 341
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 106
U.S. Treasury Notes, 0.875%, 6/30/26  1,710,000 1,585
U.S. Treasury Notes, 1.25%, 8/15/31  1,035,000 856
U.S. Treasury Notes, 1.625%, 8/15/29  2,150,000 1,914
U.S. Treasury Notes, 1.875%, 2/28/27 (11) 2,720,000 2,554
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 314
U.S. Treasury Notes, 2.75%, 5/15/25  220,000 215
U.S. Treasury Notes, 3.375%, 5/15/33  345,000 330
U.S. Treasury Notes, 3.50%, 2/15/33  50,000 48
U.S. Treasury Notes, 3.625%, 5/31/28  645,000 638

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 3.875%, 4/30/25  375,000 372
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 727
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,233
U.S. Treasury Notes, 4.125%, 10/31/27  1,440,000 1,449
U.S. Treasury Notes, 4.375%, 11/30/28  1,305,000 1,334
56,328
Total United States (Cost
$505,282
)
589,829
VIETNAM 0.3%
Common Stocks 0.3%
Airports Corp. of Vietnam (1) 2,900 9
Asia Commercial Bank  284,971 323
Bank for Foreign Trade of Vietnam (1) 86,481 313
Binh Minh Plastics  12,300 52
FPT  120,116 501
FPT Digital Retail  13,195 62
Hoa Phat Group (1) 454,600 515
Khang Dien House Trading & Investment (1) 24,134 30
Military Commercial Joint Stock Bank  161,042 155
Mobile World Investment  44,000 81
Nam Long Investment  31,866 50
Phu Nhuan Jewelry  38,600 154
Saigon Beer Alcohol Beverage  22,500 52
Vietnam Dairy Products  46,800 128
Vietnam Engine & Agricultural Machinery  117,300 176
Vincom Retail (1) 142,400 131
Total Vietnam (Cost
$2,233
)
2,732
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 5.38% (9)(12) 11,597,436 11,597
Total Short-Term Investments (Cost $11,597) 11,597
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (9)(12) 1,563,092 1,563
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,563

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (9)(12) 1,503,033 1,503
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,503
Total Securities Lending Collateral (Cost $3,066) 3,066
Total Investments in Securities 100.1%
(Cost $682,743) $ 806,146
Other Assets Less Liabilities (0.1)% (594)
Net Assets 100.0% $ 805,552
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$14,841 and represents 1.8% of net assets.
(3) All or a portion of this security is on loan at January 31, 2024.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,530 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2024.
(8) SEC 30-day yield
(9) Affiliated Companies
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) At January 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield

T. ROWE PRICE Global Allocation Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Akzo Nobel, Call, 2/16/24 @
76.00 (EUR) 1 7 —
Morgan Stanley
Daimler Truck Holding, Call,
2/16/24 @ 35.00 (EUR) 2 7 —
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
2/16/24 @ $78.00 1,057 8,190 (15)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/16/24 @ $77.00 906 7,020 (13)
Morgan Stanley
S&P 500 Index, Call,
3/15/24 @ $4,900.00 82 39,734 (520)
Total Options Written (Premiums $(804)) $ (548)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 2/29/24 USD 158 ILS 583 $ (2)
BNP Paribas 2/29/24 USD 1,330 DKK 9,144 2
Deutsche Bank 2/29/24 USD 868 HKD 6,781 —
JPMorgan Chase 2/29/24 USD 79 NZD 129 —
NatWest Bank 2/29/24 USD 262 NOK 2,726 2
State Street 2/29/24 USD 3,061 AUD 4,636 16
State Street 2/29/24 USD 4,053 CHF 3,481 6
State Street 2/29/24 USD 13,326 EUR 12,308 8
State Street 2/29/24 USD 5,976 GBP 4,706 11
State Street 2/29/24 USD 8,894 JPY 1,308,819 (42)
State Street 2/29/24 USD 1,273 SEK 13,321 (9)
State Street 2/29/24 USD 511 SGD 685 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 54 MSCI EAFE Index contracts 3/24 (6,029) $ (174)
Long, 68 S&P 500 E-Mini Index contracts 3/24 16,560 (1)
Long, 27 U.S. Treasury Long Bond contracts 3/24 3,303 160
Long, 29 U.S. Treasury Notes five year contracts 3/24 3,143 67
Long, 11 U.S. Treasury Notes ten year contracts 3/24 1,236 18
Long, 8 U.S. Treasury Notes two year contracts 3/24 1,645 4
Long, 3 Ultra U.S. Treasury Bonds contracts 3/24 388 26
Short, 11 Ultra U.S. Treasury Notes ten year contracts 3/24 (1,286) (37)
Net payments (receipts) of variation margin to date (359)
Variation margin receivable (payable) on open futures contracts $ (296)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.42%  $ (48) $ (226) $ 166
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 5.43%  (264) 1,429 275
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.23%  (617) 3,054 453
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.85%  (3) 139 193
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.18%  (139) 1,478 338
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  1,535 6,424 340
T. Rowe Price International Bond Fund - I Class,
3.13%  (461) 2,355 183
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.16%  — 115 17
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — (787) 1,347
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 142
Affiliates not held at period end — — 10
Totals $ 3# $ 13,981 $ 3,464+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.42%  $ 16,583 $ 165 $ 298 $ 16,224
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 5.43%  17,787 275 2,014 17,477
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.23%  30,341 452 2,918 30,929
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.85%  8,369 192 103 8,597
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.18%  19,635 338 1,139 20,312
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  42,331 1,697 5,572 44,880
T. Rowe Price International
Bond Fund - I Class, 3.13%  24,329 183 1,961 24,906
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.16%  2,159 17 — 2,291
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,151 1,347 — 21,711
T. Rowe Price Government
Reserve Fund, 5.40% 3,057  ¤  ¤ 3,066
T. Rowe Price Treasury Reserve
Fund, 5.38% 18,210  ¤  ¤ 11,597
Total $ 201,990^
# Capital gain distributions from underlying Price funds represented $1,357 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,464 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $219,314.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments
54
T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Global Allocation Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 102,891 $ — $ 102,891
Bond Mutual Funds 120,736 — — 120,736
Closed-End Mutual Funds — 68 — 68
Common Stocks 266,224 171,150 156 437,530
Convertible Preferred Stocks — — 1,374 1,374
Equity Mutual Funds 66,591 — — 66,591
Preferred Stocks — 714 — 714
Private Investment Companies — — 61,579 61,579
Short-Term Investments 11,597 — — 11,597
Securities Lending Collateral 3,066 — — 3,066
Total Securities 468,214 274,823 63,109 806,146
Forward Currency Exchange
Contracts — 45 — 45
Futures Contracts* 275 — — 275
Total $ 468,489 $ 274,868 $ 63,109 $ 806,466
Liabilities
Options Written $ — $ 548 $ — $ 548
Forward Currency Exchange
Contracts — 53 — 53
Futures Contracts* 212 — — 212
Total $ 212 $ 601 $ — $ 813
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2024, totaled $1,651,000 for the period ended
January 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
1/31/24
Investment in Securities
Common Stocks $ 156 $ 13 $ — $ (13) $ 156
Convertible Preferred Stocks 1,372 2 10 (10) 1,374
Private Investment Companies 59,932 1,647 — — 61,579
Total $ 61,460 $ 1,662 $ 10 $ (23) $ 63,109

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 156 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Relative value —# —# —#
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x
– 11.3x
8.1x Increase
Gross profit
growth rate
24% 24% Increase
Enterprise
value to sales
multiple
1.7x
– 9.2x
5.0x Increase
Sales growth
rate
23% 23% Increase
Discount for
liquidation
preference
—# —# Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,374 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
conversion
ratio rights
—# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
9.5x
– 11.3x
10.4x Increase
Gross profit
growth rate
23%
- 24%
23% Increase
Enterprise
value to sales
multiple
3.0x
– 9.2x
8.2x Increase
Sales growth
rate
7% - 24% 22% Increase
Projected
enterprise
value to sales
multiple
1.9x
– 5.1x
2.5x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Projected
enterprise
value to EBIT
multiple
9.1x
– 12.9x
11.0x Increase
EBIT growth
rate
25% 25% Increase
Discount rate
for cost of
capital
15%
- 30%
27% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 61,579 Rollforward of
Investee NAV
Estimated
return
1.47% 1.47% Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F154-054Q1 01/24